CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Other Current Assets
Prepaid income tax	₽ 2,272	$ 30.6	₽ 1,484
Loans to employees	1,674	22.5	1,238
Other receivables	859	11.6	819
Contract assets	659	8.9
Loans granted to third parties	509	6.9	528
Interest receivable	308	4.1	426
Sales financing receivables	266	3.6
Prepaid other taxes	202	2.7	148
Loans granted to related parties (Note 18)	39	0.5	6
Restricted cash	1		29
Current content assets			499
Other	499	6.7	200
Total other current assets	₽ 7,288	$ 98.1	₽ 5,377
Russian Rubles denominated loans | Minimum
Other Current Assets
Interest rate (as a percent)	3.00%	3.00%
Russian Rubles denominated loans | Maximum
Other Current Assets
Interest rate (as a percent)	15.00%	15.00%